Income tax (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax assets Bonus provision	R$ 1,752	R$ 834
Tax effect of Bonus provision	1,615	918
Deferred tax assets Bonus provision	3,367	1,752
Deferred tax assets Contingency	5,304	2,994
Contingency	1,531
Tax effect of Contingency	1,552	2,310
Deferred tax assets Contingency	8,387	5,304
Deferred tax assets Right of use asset	1,248	777
Tax effect of Right of use asset	462	471
Deferred tax assets Right of use asset	1,710	1,248
Deferred tax assets Impairment of trade receivables	145	33
Tax effect of Impairment of trade receivables	4,262	112
Deferred tax assets Impairment of trade receivables	4,407	145
Deferred tax assets Share based payment	3,249
Tax effect of Impairment of Share based payment	1,368	3,249
Deferred tax assets Share based payment	4,617	3,249
Deferred tax assets	11,698	4,638
Tax effect of Recognized from transactions	1,531
Tax effect recognized in profit and loss	(9,259)	7,060
Deferred tax assets	R$ 22,488	R$ 11,698